Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	December 31, 2018	December 31, 2017
Net operating loss carry-forwards	$2,968,891	$2,250,939
Valuation allowance	(2,968,891)	(2,250,939)
	$0	$0